FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2018
Financial assets
Cash	18,651	—	—
Trade receivables	129,285	—	—
Supplier rebates and other receivables	4,823	—	—
Interest rate swap agreements - hedge accounting applied	—	—	2,266
Interest rate swap agreements - not used for hedge accounting	—	339	—
Total financial assets	152,759	339	2,266
Financial liabilities
Accounts payable and accrued liabilities (1)	135,644	—	—
Borrowings (2)	494,273	—	—
Non-controlling interest put options	—	10,499	—
Amounts due to former shareholders of Polyair	1,653	—	—
Total financial liabilities	631,570	10,499	—

December 31, 2017
Financial assets
Cash	9,093	—	—
Trade receivables	106,634	—	—
Supplier rebates and other receivables	2,442	—	—
Interest rate swap agreements - hedge accounting applied	—	—	2,139
Total financial assets	118,169	—	2,139
Financial liabilities
Accounts payable and accrued liabilities (1)	85,982	—	—
Borrowings (2)	270,646	—	—
Call option redemption liability	12,725	—	—
Total financial liabilities	369,353	—	—

(1)	Excludes employee benefits

(2)	Excludes finance lease liabilities

Schedule of financial liabilities
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2018
Financial assets
Cash	18,651	—	—
Trade receivables	129,285	—	—
Supplier rebates and other receivables	4,823	—	—
Interest rate swap agreements - hedge accounting applied	—	—	2,266
Interest rate swap agreements - not used for hedge accounting	—	339	—
Total financial assets	152,759	339	2,266
Financial liabilities
Accounts payable and accrued liabilities (1)	135,644	—	—
Borrowings (2)	494,273	—	—
Non-controlling interest put options	—	10,499	—
Amounts due to former shareholders of Polyair	1,653	—	—
Total financial liabilities	631,570	10,499	—

December 31, 2017
Financial assets
Cash	9,093	—	—
Trade receivables	106,634	—	—
Supplier rebates and other receivables	2,442	—	—
Interest rate swap agreements - hedge accounting applied	—	—	2,139
Total financial assets	118,169	—	2,139
Financial liabilities
Accounts payable and accrued liabilities (1)	85,982	—	—
Borrowings (2)	270,646	—	—
Call option redemption liability	12,725	—	—
Total financial liabilities	369,353	—	—

(1)	Excludes employee benefits

(2)	Excludes finance lease liabilities

Schedule of interest income and expenses relating to financial assets and financial liabilities
Total interest expense (calculated using the effective interest method) for financial assets or financial liabilities that are not at fair value through profit or loss are as follows for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
	$	$	$
Interest expense calculated using the effective interest rate method	19,020	8,186	3,965

Schedule of reconciliation of the carrying amount of financial instruments classified as Level 3
A reconciliation of the carrying amount of financial instruments classified within Level 3 follows for the years ended:

Non-controlling interest put options
$
Balance as of December 31, 2016	10,020
Valuation adjustment made to Powerband non-controlling interest put options	(1,845)
Extinguishment of Powerband non-controlling interest put options	(8,810)
Net foreign exchange differences	635
Balance as of December 31, 2017	—
Non-controlling interest put options resulting from the Airtrax Acquisition	10,888
Net foreign exchange differences	(389)
Balance as of December 31, 2018	10,499

Schedule of sensitivity analysis of exchange risk for financial instruments
The following table details the Company’s sensitivity to a 10% strengthening of other currencies against the US dollar, and the related impact on finance costs—other expense (income), net. For a 10% weakening of the other currencies against the US dollar, there would be an equal and opposite impact on finance costs—other expense, net.
The estimated increase (decrease) to finance cost-other expense (income), net from financial assets and financial liabilities resulting from a 10% strengthening of other currencies against the US dollar, everything else being equal, would be as follows:

	2018	2017
	USD$	USD$
Canadian dollar	(4,719)	(5,944)
Euro	(64)	(95)
Indian Rupee	(881)	227
	(5,664)	(5,812)

Schedule of information about items designated as hedging instruments of net investment
The following table summarizes information regarding interest rate swap agreements designated as hedging instruments:

	Carrying amount included in other assets	Change in fair value of the hedging instrument recognized in OCI (1)	Change in deferred tax recognized in OCI	Amounts reclassified from cash flow hedging reserve to earnings		Balance in cash flow hedge reserve for continuing hedges	Balance remaining in cash flow hedge reserve from hedging relationship for which hedge accounting no longer applies
	$	$		$		$	$
December 31, 2018	2,266	970	463	(531)	(2)	2,177	313
December 31, 2017	2,139	2,358	(750)	—		1,588	—

(1)	The hedging gain recognized in OCI before tax is equal to the change in fair value used for measuring effectiveness. There is no ineffectiveness recognized in earnings.

(2)	Reclassification of unrealized gains from OCI as a result of discontinuation of hedge accounting for certain interest rate swap agreements.
The amount related to items designated as hedging instruments in the hedge of a net investment are as follows for the year ended December 31, 2018:

	Notional Amount	Carrying Amount	Change in value used for calculating hedge ineffectiveness	Change in value of hedging instrument recognized in OCI	Hedge ineffectiveness recognized in earnings	Foreign exchange impact recognized in CTA
	$	$	$	$	$
Senior Unsecured Notes denominated in USD	250,000	245,252	(10,926)	(9,421)	(1,527)	22

The amounts related to items designated as hedged items are as follows for the year ended December 31, 2018:

	Change in value used for calculating hedge ineffectiveness	Foreign currency translation reserve
	$	$
Net investment in IPG (US) Holdings, Inc.	9,421	(9,421)

Schedule of terms of interest swap agreements
To help accomplish this objective, the Company entered into interest rate swap agreements as follows:

	Effective Date	Maturity	Notional amount		Settlement	Fixed interest rate paid
Qualifying cash flow hedges:			$			%
	June 8, 2017	June 20, 2022	40,000		Monthly	1.79
	July 21, 2017	July 18, 2022	CDN$36,000	(1)	Monthly	1.6825
	August 20, 2018	August 18, 2023	60,000		Monthly	2.045
Non-qualifying cash flow hedge:
	March 18, 2015	November 18, 2019	40,000		Monthly	1.61

(1)	The notional amount will decrease by CDN$18.0 million on July 18, 2021 and 2022.

Schedule of age of trade receivables
The following table presents an analysis of the age of trade receivables and related balance as of:

	December 31, 2018	December 31, 2017
	$	$
Current	105,556	91,736
Past due accounts not impaired
1 – 30 days past due	17,985	12,435
31 – 60 days past due	2,983	1,652
61 – 90 days past due	1,658	288
Over 90 days past due	1,103	523
	23,729	14,898
Allowance for expected credit loss	659	641
Gross accounts receivable	129,944	107,275

Schedule of continuity summary of the Company’s allowance for doubtful accounts
The following table presents a continuity summary of the Company’s allowance for expected credit loss as of and for the years ended December 31:

	2018	2017
	$	$
Balance, beginning of year	641	254
Additions	296	1,095
Recoveries	(226)	(397)
Write-offs	(38)	(300)
Foreign exchange	(14)	(11)
Balance, end of year	659	641

Schedule of maturity analysis for non-derivative financial liabilities
Repayments of borrowings are due as follows:

	Finance lease liabilities	Other borrowings
	$	$
2019	1,627	12,948
2020	839	13,631
2021	688	17,006
2022	2,914	18,780
2023	136	188,223
Thereafter	34	250,826
Total payments	6,238	501,414
Interest expense included in minimum lease payments	526	—
Total	5,712	501,414
The maturity analysis for financial liabilities and finance lease liabilities is as follows for the years ended:

	Non-controlling interest put options	Other borrowings	Interests on other borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$	$
December 31, 2018
Current maturity	—	12,948	29,548	1,627	135,644	179,767
2020	—	13,631	29,360	839	—	43,830
2021	—	17,006	28,599	688	—	46,293
2022	—	18,780	28,005	2,914	—	49,699
2023	—	188,223	22,003	136	—	210,362
2023 and thereafter	10,499	250,826	48,806	34	—	310,165
	10,499	501,414	186,321	6,238	135,644	840,116

	Call option redemption liability	Other long-term borrowings	Interests on other borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$	$
December 31, 2017
Current maturity	12,725	10,348	7,068	4,891	85,982	121,014
2019	—	257,116	6,703	1,047	—	264,866
2020	—	1,238	5,025	471	—	6,734
2021	—	1,278	4,512	406	—	6,196
2022	—	921	3,235	2,645	—	6,801
2022 and thereafter	—	1,381	1,341	—	—	2,722
	12,725	272,282	27,884	9,460	85,982	408,333

(1)	Excludes employee benefits

Schedule of the Company's capital structure
The capital structure of the Company consists of cash, borrowings and equity. A summary of the Company’s capital structure is as follows for the years ended:

	December 31, 2018	December 31, 2017
	$	$
Cash	18,651	9,093
Borrowings	499,985	279,463
Total equity	261,428	254,722